SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Software Development Costs (Details) - USD ($) $ in Millions	9 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Capitalized software development costs	$ 6.1		$ 0.0
Amortization of software development costs	$ 0.5	$ 0.0